FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Narrative) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Concentration Risk [Line Items]
Write-offs of unbilled receivables	$ 324,536	$ 5,103
Irrevocable letter of credit	$ 230,000	$ 230,000
Tenant One [Member] | Rental income [Member]
Concentration Risk [Line Items]
Concentration risk	20.19%
Tenant One [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk	31.80%
Tenant One [Member] | Unbilled receivables [Member]
Concentration Risk [Line Items]
Concentration risk	27.74%
Tenant Two [Member] | Rental income [Member]
Concentration Risk [Line Items]
Concentration risk	16.01%
Tenant Two [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk	19.00%
Tenant Two [Member] | Unbilled receivables [Member]
Concentration Risk [Line Items]
Concentration risk	22.38%
Tenant Three [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk	10.60%